Amounts Due From/To Related Parties - Additional Information - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Oct. 31, 2017
Related Party Transaction [Line Items]
Disposal of a subsidiary to a related party	¥ 1,000
Shangde Jiaxun
Related Party Transaction [Line Items]
Disposal of a subsidiary to a related party	1,000	¥ 1,000
Gain on disposition of assets	¥ 178